Trade and other payables (Details) - EUR (€) € in Millions		Apr. 01, 2025	Mar. 31, 2025	Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023
Included within non-current liabilities
Other payables			€ 245		€ 222
Insurance liabilities			226		254
Accruals			40		41
Contract liabilities			812		343
Derivative financial instruments	[1]		1,824		1,468
Total trade and other non-current payables			3,147		2,328	€ 2,184
Included within current liabilities:
Trade payables	[2]		6,157		5,613
Amounts owed to associates and joint ventures			332		346
Other taxes and social security payable			846		887
Other payables			1,038		846
Insurance liabilities			54		48
Accruals	[3]		4,138		4,037
Contract liabilities			1,416		1,565
Derivative financial instruments	[1]		82		56
Total trade and other current payables			14,063		13,398	€ 18,247
Supply commitment remaining minimum amount committed		€ 2,198		€ 1,772
Supply commitment drawn early payment			1,443
Commitments to share buy back programme			132		0
Vodafone UK plan
Included within current liabilities:
Insurance liabilities			226		254
Financial liabilities that are part of supplier finance arrangements [member]
Included within current liabilities:
Trade payables			€ 148		€ 0

[1]	Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
[2]	Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of €2,198 million (1 April 2024: €1,772 million); suppliers had drawn early payments of €1,443 million relating to these invoices at 31 March 2025.
[3]	Includes €132 million (2024: €nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in February 2025.